CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income	$ (4,749,225)	$ 7,322,947	$ 3,973,144
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	(707,103)	(7,198,191)	0
Depreciation of property and equipment	1,889,462	3,399,115	3,186,954
Amortization of land use rights	24,667	33,971	44,163
(Gain) loss on disposals of property, plant and equipment	(426,922)	4,105	7,188
Loss on disposals of land use rights	0	5,589	0
Deferred income taxes	(104,526)	(780,484)	252,566
Allowance for doubtful accounts	4,000,000	1,232,348	361,657
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Trade and other receivables	(12,373,547)	8,292,162	12,335,401
Inventories	(342,783)	(1,832,169)	(575,757)
Trade and other payables	13,868,717	(35,788,033)	(7,323,770)
Advances from customers	(1,814,744)	(4,325,243)	1,781,769
Income tax payables	0	(728,950)	1,030,716
Net cash (used in) provided by operating activities	(736,004)	(30,362,833)	15,074,031
Cash flows from investing activities:
Purchases of property, plant and equipment and construction in progress	(296,305)	(2,496,996)	(3,898,468)
Proceeds on the disposal of property, plant and equipment	923,753	0	0
Proceeds on the disposal of land use right	0	479,022	0
Net cash provided by (used in) investing activities	627,448	(2,017,974)	(3,898,468)
Cash flows from financing activities:
Proceeds from bank borrowings	19,708,428	63,393,347	61,202,282
Repayment of bank borrowings	(20,011,569)	(55,392,904)	(68,290,506)
Proceeds from escrow account	0	0	5,200,000
Change in restricted cash	87,749	25,599,849	(12,210,324)
Net cash (used in) provided by financing activities	(215,392)	33,600,292	(14,098,548)
Effect of exchange rate changes on cash	332,484	(869,206)	995,589
Increase (decrease) in cash and cash equivalents	8,536	350,279	(1,927,396)
Cash and cash equivalents at beginning of period	63,149	217,612	9,045,950
Cash and cash equivalents at end of period	71,685	567,891	7,118,554
Supplemental disclosures of cash flow information
Interest paid	1,684,596	2,027,843	2,416,950
Tax paid	$ 0	$ 555,166	$ 1,198,021